Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document and Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	EMERA INC
Entity Central Index Key	0001127248
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Trading Symbol	EMA
Common Stock
Entity Common Stock, Shares Outstanding	210,024,389
Series A Preferred Stock [Member]
Entity Common Stock, Shares Outstanding	3,864,636
Series B Preferred Stock [Member]
Entity Common Stock, Shares Outstanding	2,135,364
Series C Preferred Stock [Member]
Entity Common Stock, Shares Outstanding	10,000,000
Series E Preferred Stock [Member]
Entity Common Stock, Shares Outstanding	5,000,000
Series F Preferred Stock [Member]
Entity Common Stock, Shares Outstanding	8,000,000